Consolidated Balance Sheets (10K) (Parenthetical) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Accounts receivable, allowance	$ 22,000	$ 22,000
Equity (deficit):
Common Stock, par value	$ 0.01	$ 0.01
Common Stock, shares authorized	2,000,000,000	1,500,000,000
Common Stock, shares issued	234,306,000	232,558,000
Common Stock, shares outstanding	234,306,000	232,558,000
Treasury shares	6,500,000	6,500,000
Series A-1 Preferred Stock [Member]
Equity (deficit):
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	2,000,000	2,000,000
Preferred stock, shares issued	875,000	1,031,000
Preferred stock, shares outstanding	875,000	1,031,000
Preferred stock, liquidation preference	$ 875,000
Series B Preferred Stock [Member]
Equity (deficit):
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	14,000,000	14,000,000
Preferred stock, shares issued	12,251,000	11,102,000
Preferred stock, shares outstanding	12,251,000	11,102,000
Preferred stock, liquidation preference	$ 18,377,000
Series C Preferred Stock [Member]
Equity (deficit):
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	9,000,000	9,000,000
Preferred stock, shares issued	4,975,000	4,508,000
Preferred stock, shares outstanding	4,975,000	4,508,000
Preferred stock, liquidation preference	$ 7,462,000
Series D-1 Preferred Stock [Member]
Equity (deficit):
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	10,000,000	6,000,000
Preferred stock, shares issued	5,800,000	3,415,000
Preferred stock, shares outstanding	5,800,000	3,415,000
Preferred stock, liquidation preference	$ 5,800,000
Series D-2 Preferred Stock [Member]
Equity (deficit):
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	10,000,000	9,000,000
Preferred stock, shares issued	5,720,000	4,783,000
Preferred stock, shares outstanding	5,720,000	4,783,000
Preferred stock, liquidation preference	$ 5,779,000